Commitments and Contingencies (Details)			12 Months Ended
	Apr. 20, 2014 USD ($)	Apr. 20, 2014 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Commitments and Contingencies [Line Items]
Lease agreement	20 years	20 years
Annual rent	$ 39,000	¥ 250,000	$ 24,099	$ 74,536	$ 82,906
Taizhou Zhongjin [Member]
Commitments and Contingencies [Line Items]
Annual rent	$ 790,000	¥ 5,000,000